SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date		Nov. 28, 2019
Exercise Price		$ 2.00
Stock Options Outstanding and Exercisable	3,602,215	4,635,274	1,033,059
Stock options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Stock Options Outstanding and Exercisable	3,311,000	1,978,500		2,439,500
Stock options [Member] | January 18, 2016 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jan. 18, 2016
Exercise Price	$ 1.02
Stock Options Outstanding and Exercisable				204,500
Stock options [Member] | September 30, 2016 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 30, 2016
Exercise Price	$ 1.02
Stock Options Outstanding and Exercisable				645,000
Stock options [Member] | February 18, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Feb. 18, 2018
Exercise Price	$ 1.60
Stock Options Outstanding and Exercisable	147,500	147,500		195,000
Stock options [Member] | September 9, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 09, 2018
Exercise Price	$ 1.62
Stock Options Outstanding and Exercisable	276,000	296,000		360,000
Stock options [Member] | September 19, 2019 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 19, 2019
Exercise Price	$ 1.90
Stock Options Outstanding and Exercisable	620,000	667,500		855,000
Stock options [Member] | December 22, 2019 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Dec. 22, 2019
Exercise Price	$ 1.90
Stock Options Outstanding and Exercisable	105,000	105,000		130,000
Stock options [Member] | September 29, 2020 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 29, 2020
Exercise Price	$ 1.32
Stock Options Outstanding and Exercisable				50,000
Stock options [Member] | September 2, 2021 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 02, 2021
Exercise Price	$ 2.95
Stock Options Outstanding and Exercisable	687,500	762,500
Stock options [Member] | September 20, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 20, 2022
Exercise Price	$ 1.98
Stock Options Outstanding and Exercisable	1,435,000
Stock options [Member] | October 6, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Oct. 06, 2022
Exercise Price	$ 1.98
Stock Options Outstanding and Exercisable	40,000